Equity Method Investees - Additional Information (Detail) - USD ($)		12 Months Ended			60 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Jan. 31, 2017
Schedule Of Equity Method Investments [Line Items]
Purchase of additional shares			$ 1,000,000	$ 1,500,000
Frontline [Member]
Schedule Of Equity Method Investments [Line Items]
Investment in affiliates		$ 4,771,000	$ 4,023,000		$ 4,771,000
PixCell [Member] | Equity Method Investee [Member]
Schedule Of Equity Method Investments [Line Items]
Investment in affiliates		6,000,000			6,000,000
Purchase of additional shares		$ 200,000			$ 500,000
Shares held, Percentage		50.00%			50.00%	55.67%
Share held percentage, diluted basis		45.00%			45.00%	50.74%
Convertible loan						$ 1,500,000
PixCell [Member] | Equity Method Investee [Member] | Subsequent Event [Member]
Schedule Of Equity Method Investments [Line Items]
Purchase of additional shares	$ 1,300,000